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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                   Investment Company Act file number 811-2901

                   RIVERSOURCE TAX-EXEMPT INCOME SERIES, INC.
               (Exact name of registrant as specified in charter)

            50606 Ameriprise Financial Center, Minneapolis, MN 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 7/1/08-6/30/09

Document Number: 245804
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02901
Reporting Period: 07/01/2008 - 06/30/2009
RiverSource Tax-Exempt Income Series, Inc.









=================== RIVERSOURCE TAX-EXEMPT HIGH INCOME FUND ====================

        There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period. ========== END NPX REPORT
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                RiverSource Tax-Exempt Income Series, Inc.


By (Signature and Title)*   /s/ Patrick T. Bannigan
                            ----------------------------------------------------
                            Patrick T. Bannigan
                            President

Date                        August 27, 2009

* Print the name and title of each signing officer under his or her signature.

Document Number: 245837